CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME	Total USD ($)	Total JPY (¥)	Common stock USD ($)	Common stock JPY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital JPY (¥)	Legal reserve USD ($)	Legal reserve JPY (¥)	Retained earnings USD ($)	Retained earnings JPY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income JPY (¥)	Treasury stock USD ($)	Treasury stock JPY (¥)	Net income attributable to the non-controlling interest USD ($)	Net income attributable to the non-controlling interest JPY (¥)	Net income attributable to Makita Corporation USD ($)	Net income attributable to Makita Corporation JPY (¥)
Beginning Balance at Mar. 31, 2009		¥ 285,746,000,000		¥ 23,805,000,000		¥ 45,420,000,000		¥ 5,669,000,000		¥ 257,487,000,000		¥ (42,461,000,000)		¥ (6,435,000,000)		¥ 2,261,000,000
Purchases of treasury stock		(10,000,000)												(10,000,000)
Cash dividends		(9,152,000,000)								(8,955,000,000)						(197,000,000)
Capital transactions and other		181,000,000														181,000,000
Comprehensive income (loss)
Net income		22,566,000,000								22,258,000,000						308,000,000		22,258,000,000
Foreign currency translation adjustment		(3,018,000,000)										(2,931,000,000)				(87,000,000)		(2,931,000,000)
Unrealized holding gains (losses) on available-for-sale securities		2,430,000,000										2,430,000,000						2,430,000,000
Pension liability adjustment		930,000,000										930,000,000						930,000,000
Total comprehensive income		22,908,000,000														221,000,000		22,687,000,000
Ending Balance at Mar. 31, 2010		299,673,000,000		23,805,000,000		45,420,000,000		5,669,000,000		270,790,000,000		(42,032,000,000)		(6,445,000,000)		2,466,000,000
Purchases of treasury stock		(8,000,000)												(8,000,000)
Cash dividends		(7,299,000,000)								(7,163,000,000)						(136,000,000)
Comprehensive income (loss)
Net income		30,271,000,000								29,905,000,000						366,000,000		29,905,000,000
Foreign currency translation adjustment		(11,716,000,000)										(11,549,000,000)				(167,000,000)		(11,549,000,000)
Unrealized holding gains (losses) on available-for-sale securities		(838,000,000)										(838,000,000)						(838,000,000)
Pension liability adjustment		(405,000,000)										(405,000,000)						(405,000,000)
Total comprehensive income		17,312,000,000														199,000,000		17,113,000,000
Ending Balance at Mar. 31, 2011		309,678,000,000		23,805,000,000		45,420,000,000		5,669,000,000		293,532,000,000		(54,824,000,000)		(6,453,000,000)		2,529,000,000
Purchases of treasury stock		(5,059,000,000)				1,000,000								(5,060,000,000)
Cash dividends		(9,242,000,000)								(9,092,000,000)						(150,000,000)
Comprehensive income (loss)
Net income	399,866,000	32,789,000,000								32,497,000,000						292,000,000		32,497,000,000
Foreign currency translation adjustment		(4,952,000,000)										(4,806,000,000)				(146,000,000)		(4,806,000,000)
Unrealized holding gains (losses) on available-for-sale securities		487,000,000										487,000,000						487,000,000
Pension liability adjustment		77,000,000										77,000,000						77,000,000
Total comprehensive income	346,354,000	28,401,000,000													1,781,000	146,000,000	344,573,000	28,255,000,000
Ending Balance at Mar. 31, 2012	$ 3,948,513,000	¥ 323,778,000,000	$ 290,305,000	¥ 23,805,000,000	$ 553,915,000	¥ 45,421,000,000	$ 69,134,000	¥ 5,669,000,000	$ 3,865,085,000	¥ 316,937,000,000	$ (720,317,000)	¥ (59,066,000,000)	$ (140,402,000)	¥ (11,513,000,000)	$ 30,793,000	¥ 2,525,000,000